Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of loans, borrowings & lease liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Non-current loans and borrowings
Loans		$ 34,914	$ 7,651
Lease liabilities	[1]	3,091	2,624
Total non-current loans and borrowings		38,005	10,275
Current loans and borrowings
Loans		616	4,441
Lease liabilities		1,172	840
Total current loans and borrowings		$ 1,788	$ 5,281

[1]	the evolution in the right of use assets is further disclosed in note 12.